Capital commitments	6 Months Ended
Jun. 30, 2021
Capital commitments [abstract]
Capital commitments	Capital commitments

		As at	As at	As at
		Jun	Jun	Dec
		2021	2020	2020
	US Dollar million	Unaudited	Unaudited	Audited

	Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	217	138	120

(1)	Includes the group's attributable share of capital commitments relating to associates and joint ventures and nil (Jun 2020: $7m, Dec 2020: nil) relating to discontinued operations.
Liquidity and capital resources

To service the above capital commitments and other operational requirements, the group is dependent on existing cash resources, cash generated from operations and borrowing facilities.

Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations and the quantity of foreign exchange available in offshore countries. In addition, distributions from joint ventures are subject to the relevant board approval.

The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the group’s covenant performance indicates that existing financing facilities will be available to meet the above commitments. The financing facilities which mature in the near future are disclosed in current liabilities. The group believes that sufficient measures are in place to ensure that these facilities can be refinanced.